Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Summary of trade and other payables

	Non-current 2022 US$m	Current 2022 US$m	Total 2022 US$m	Non-current 2021 US$m Adjusted(b)	Current 2021 US$m Adjusted(b)	Total 2021 US$m Adjusted(b)
Trade payables	3	3,269	3,272	—	3,410	3,410
Other financial payables	225	1,083	1,308	254	909	1,163
Other payables	63	131	194	82	110	192
Deferred income(a)(b)	114	333	447	205	404	609
Accruals	—	1,611	1,611	42	1,488	1,530
Employee entitlements	—	878	878	—	798	798
Royalties and mining taxes	3	644	647	2	574	576
Amounts owed to equity accounted units	196	98	294	213	40	253
Total	604	8,047	8,651	798	7,733	8,531
(a)Deferred income includes contract liabilities of US$345 million (2021: US$383 million).
(b)Deferred income includes government grants deferred. This was previously disclosed separately; however, it is no longer material.